Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2021	—	516	516
Additions, net	84,761	275	85,036
Depreciation	(3,110)	(446)	(3,556)
As of December 31, 2021	81,651	345	81,996
Additions, net	30,361	194	30,555
Depreciation	(18,854)	(372)	(19,226)
As of December 31, 2022	93,158	167	93,325

Schedule of analysis of lease liabilities

	Lease Liabilities
	2021	2022
As of January 1,	444	55,898
Additions, net	57,671	18,913
Interest expense on leases (Note 13)	333	1,668
Payments	(2,550)	(13,910)
As of December 31,	55,898	62,569
Lease liabilities—current portion	10,342	17,433
Lease liabilities—non-current portion	45,556	45,136
Total	55,898	62,569